Schedule I - Crestwood Equity Partners LP - Parent Only - Balance Sheet (Detail) - USD ($) $ in Millions	Mar. 31, 2016	Dec. 31, 2015	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Assets
Cash	$ 0.8	$ 0.1	$ 67.4	$ 7.6	$ 5.1	$ 0.1
Total current assets	270.3	333.6		536.6
Property, plant and equipment, net	3,514.4	3,525.7		3,746.0
Intangible assets		1,887.8		3,204.2
Investment in subsidiaries	0.0	0.0		0.0
Total assets	5,767.4	5,963.6		7,785.2
Liabilities and partners' capital
Accrued expenses	94.6	103.3		150.1
Current portion of long-term debt	0.9	0.9		0.8
Total current liabilities	219.3	253.0		411.3
Long-term debt, less current portion	2,530.8	2,501.8		2,014.5
Other long-term liabilities	44.1	43.3		38.3
Total partners' capital	2,972.6	3,165.1		5,320.4	5,291.3	859.7
Total liabilities and partners' capital	5,767.4	5,963.6		7,785.2
Crestwood Equity Partners LP
Assets
Cash	1.1	0.5	$ 67.7	8.8	5.2	0.1
Total current assets	272.4	335.8		538.1
Property, plant and equipment, net	3,303.0	3,310.8		3,893.8
Total assets	5,570.0	5,762.8		8,461.4
Liabilities and partners' capital
Accrued expenses	96.8	105.6		154.6
Current portion of long-term debt	0.9	1.1		3.7
Total current liabilities	224.1	258.2		424.9
Long-term debt, less current portion	2,530.8	2,501.8		2,392.8
Other long-term liabilities	48.2	47.5		47.2
Total partners' capital	2,758.6	2,946.9		5,584.5	5,508.6	1,550.7
Total liabilities and partners' capital	$ 5,570.0	5,762.8		8,461.4
Crestwood Equity Partners LP | Parent Company
Assets
Cash		0.4		3.7	$ 0.1	$ 0.0
Accounts receivable-trade		1.8		0.0
Accounts receivable-intercompany		0.0		3.2
Total current assets		2.2		6.9
Property, plant and equipment, net		1.5		2.5
Intangible assets		7.8		1.7
Investment in subsidiaries		2,757.7		5,799.5
Other assets		3.5		0.0
Total assets		2,772.7		5,810.6
Liabilities and partners' capital
Accounts payable		2.6		0.0
Accrued expenses		2.3		1.9
Current portion of long-term debt		0.2		3.0
Total current liabilities		5.1		4.9
Long-term debt, less current portion		0.0		380.0
Other long-term liabilities		4.2		12.9
Total partners' capital		2,763.4		5,412.8
Total liabilities and partners' capital		$ 2,772.7		$ 5,810.6